Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Convertible Notes [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Short-term bank loans	$16,244,870	$16,036,184
Short-term loans from third-party individuals and entities	8,761,760	7,879,608
Total	$25,006,630	$23,915,792

Schedule of Short-Term Bank Loans	Short-term bank loans as of September 30, 2024 consisted of the following:
Bank Name	Amount – RMB	Amount –USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	17,000,000	2,422,481	7/2/2024	6/2/2025	3.80%
Bank of Nanjing*	1,000,000	142,499	7/2/2024	11/1/2024	3.80%
Bank of China*	6,000,000	854,993	7/29/2024	7/29/2025	2.88%
Bank of Beijing*	10,000,000	1,424,989	4/3/2024	4/3/2025	3.65%
Bank of Communications *	6,000,000	854,993	11/24/2023	11/23/2024	4.35%
Postal Savings Bank of China*	20,000,000	2,849,977	1/2/2024	12/31/2024	3.65%
Industrial and Commercial Bank*	3,133,800	446,562	8/16/2024	8/20/2025	3.00%
Industrial and Commercial Bank*	3,866,200	550,929	8/20/2024	8/16/2025	3.00%
China CITIC Bank*	5,000,000	712,494	9/24/2024	9/23/2025	3.00%
Industrial and Commercial Bank	10,000,000	1,424,989	9/29/2024	9/28/2025	3.00%
Bank of China*	2,000,000	284,998	8/6/2024	8/5/2025	3.45%
Chengdu Rural Commercial Bank*	10,000,000	1,424,989	12/22/2023	12/21/2024	3.55%
China Construction Bank*	5,000,000	712,494	3/11/2024	3/10/2025	3.95%
Bank of Chengdu*	5,000,000	712,494	7/25/2024	7/23/2025	3.70%
Bank of China*	10,000,000	1,424,989	8/23/2024	8/23/2025	3.45%
Total	114,000,000	$16,244,870
*

As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Except for the short-term bank loan of $142,499 from Bank of Nanjing, the remaining above-mentioned short-term bank loans will be renewed upon maturity.

Short-term bank loans as of September 30, 2023 consisted of the following:
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	19,000,000	2,604,167	7/21/2023	7/1/2024	3.70%
Bank of Nanjing*	1,000,000	137,061	7/21/2023	7/1/2024	3.70%
Bank of China*	4,000,000	548,246	7/27/2023	7/25/2024	3.42%
Bank of China*	2,000,000	274,123	7/27/2023	2/26/2024	3.42%
Bank of China*	4,000,000	548,246	7/26/2023	7/25/2024	3.42%
Bank of Ningbo	10,000,000	1,370,613	6/21/2023	6/15/2024	4.55%
Bank of Jiangsu	5,000,000	685,307	8/15/2023	8/14/2024	4.05%
Bank of Jiangsu	3,000,000	411,184	8/15/2023	8/13/2024	4.05%
Agricultural Bank of China	10,000,000	1,370,614	11/9/2022	11/1/2023	3.65%
Bank of Beijing	10,000,000	1,370,614	4/28/2023	4/27/2024	3.65%
Bank of Nanjing*	5,000,000	685,307	5/17/2023	11/14/2023	3.80%
Bank of Communications	9,000,000	1,233,553	6/29/2023	6/28/2024	3.70%
Bank of China*	10,000,000	1,370,614	6/29/2023	1/28/2024	3.65%
Agricultural Bank of China*	10,000,000	1,370,614	1/1/2023	1/1/2024	3.65%
Bank of Chengdu*	5,000,000	685,307	7/25/2023	7/24/2024	5.65%
Bank of China*	10,000,000	1,370,614	8/21/2023	8/21/2024	5.55%
Total	117,000,000	$16,036,184
*	As of September 30, 2023, a total of $9,594,299 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2023.
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	284,998	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	676,870	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	748,118	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,709,986
*	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.

**	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Schedule of Long-Term Borrowings	Long-term borrowings as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Long-term bank loans	$1,709,986	$1,644,737
Total	$1,709,986	$1,644,737

Schedule of Pledges of Asset	Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:
	September 30, 2024	September 30, 2023
Buildings, net	$802,254	$845,878
Bank deposit	314,922	302,906
Total	$1,117,176	$1,148,784